Weighted-Average Actuarial Assumptions (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Health care cost trend rate assumed to be 2013	8.00%
Health care cost trend rate in 2012	8.00%
Ultimate health care cost trend rate	0.50%
Projected decrease in health care cost trend rate per year (2014 - 2019)	5.00%	5.00%
Projected ultimate health care cost trend rate in 2017		0.50%